Concentrations of credit risk	12 Months Ended
Mar. 31, 2017
Risks and Uncertainties [Abstract]
Concentrations of credit risk

22. Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivables and derivative instruments. The Company mitigates the risk of credit losses from financing instruments, other than trade receivables, by selecting counter parties that are well known Indian or international banks.

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2016 and 2017:

	March 31, 2016		March 31, 2017
Customer Name	% of Accounts Receivable	% of Sale of Power	% of Accounts Receivable	% of Sale of Power
NTPC Vidyut Vyapar Nigam Limited	11.4%	25.2%	5.6%	15.6%
Punjab State Power Corporation Limited	15.9%	17.0%	39.3%	24.1%
Solar Energy Corporation of India	48.5%	29.0%	21.9%	23.4%
Chhattisgarh State Corporation	12.8%	7.5%	7.7%	7.4%